REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2016
REDEEMABLE PREFERRED SHARES
Schedule of movement of the redeemable preferred shares

	Series A		Series A*		Series B		Series B1		Series B2		Series B3		Series B4		Series B5		Series C		Total
	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000	Shares	RMB’000
Balance at January 1, 2014	63,250,000	198,434	—	—	11,550,000	64,056	—	—	—	—	—	—	—	—	—	—	—	—	74,800,000	262,490
Issuance of redeemable preferred shares
—in relation to business combination	—	—	14,149,705	80,965	—	—	33,959,293	236,108	25,618,413	165,506	14,045,432	85,554	23,037,763	143,164	—	—	—	—	110,810,606	711,297
—third party investor	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	238,526,241	1,501,167	238,526,241	1,501,167
Extinguishment of redeemable preferred shares upon repurchase	(23,533,064)	(76,473)	(5,503,899)	(31,497)	(8,413,412)	(48,593)	(13,209,358)	(91,847)	(9,964,954)	(64,383)	(5,463,340)	(33,281)	(8,961,143)	(55,692)	—	—	—	—	(75,049,170)	(401,766)
Extinguishment of redeemable preferred shares upon exchange	(10,081,891)	(32,803)	(1,729,161)	(9,896)	(560,105)	(3,276)	(9,222,193)	(63,800)	(5,217,820)	(33,540)	(8,582,092)	(52,268)	—	—	35,393,262	225,198	—	—	—	29,615
Changes in redemption value	—	6,824	—	—	—	2,393	—	—	—	—	—	—	—	—	—	5,210	—	54,689	—	69,116
Foreign exchange impact	—	1,292	—	3	—	500	—	(313)	—	(164)	—	(5)	—	5	—	(725)	—	(8,473)	—	(7,880)

Balance at December 31, 2014 and January 1, 2015	29,635,045	97,274	6,916,645	39,575	2,576,483	15,080	11,527,742	80,148	10,435,639	67,419	—	—	14,076,620	87,477	35,393,262	229,683	238,526,241	1,547,383	349,087,677	2,164,039
Changes in redemption value	—	4,029	—	—	—	754	—	—	—	—	—	—	—	—	—	13,715	—	92,428	—	110,926
Foreign exchange impact	—	6,125	—	—	—	955	—	—	—	—	—	—	—	—	—	14,640	—	98,629	—	120,349

Balance at December 31, 2015 and January 1, 2016	29,635,045	107,428	6,916,645	39,575	2,576,483	16,789	11,527,742	80,148	10,435,639	67,419	—	—	14,076,620	87,477	35,393,262	258,038	238,526,241	1,738,440	349,087,677	2,395,314
Changes in redemption value	—	(39,098)	—	—	—	(3,921)	—	—	—	—	—	—	—	—	—	(21,016)	—	(141,635)	—	(205,670)
Conversion to ordinary shares	(29,635,045)	(72,965)	(6,916,645)	(43,564)	(2,576,483)	(13,600)	(11,527,742)	(88,221)	(10,435,639)	(74,209)	—	—	(14,076,620)	(96,287)	(35,393,262)	(248,455)	(238,526,241)	(1,673,831)	(349,087,677)	(2,311,132)
Foreign exchange impact	—	4,635	—	3,989	—	732	—	8,073	—	6,790	—	—	—	8,810	—	11,433	—	77,026	—	121,488

Balance at December 31, 2016	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—